                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSR

Investment Company Act file number 811-06071

                           SCUDDER INSTITUTIONAL FUNDS
                       ----------------------------------
               (Exact Name of Registrant as Specified in Charter)

                   One South Street, Baltimore, Maryland 21202
                   -------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (617) 295-2663
                                                            --------------

                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        12/31

Date of reporting period:       12/31/03

ITEM 1.  REPORT TO STOCKHOLDERS

Treasury Money Fund Institutional

Annual Report
to Shareholders

December 31, 2003

Contents

<Click Here> Portfolio Management Review

Treasury Money Fund Institutional

<Click Here> Financial Statements

<Click Here> Financial Highlights

<Click Here> Notes to Financial Statements

<Click Here> Report of Independent Auditors

<Click Here> Tax Information

<Click Here> Trustees and Officers

Scudder Treasury Money Portfolio

<Click Here> Investment Portfolio

<Click Here> Financial Statements

<Click Here> Financial Highlights

<Click Here> Notes to Financial Statements

<Click Here> Report of Independent Auditors

<Click Here> Account Management Resources

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Please read this fund's prospectus for specific details regarding its risk profile.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Portfolio Management Review

Treasury Money Fund Institutional: A Team Approach to Investing

Deutsche Asset Management, Inc. ("DeAM, Inc." or the "Advisor"), which is part of Deutsche Asset Management, is the investment advisor for Scudder Treasury Money Portfolio (the "Portfolio"), in which the fund invests all of its assets. DeAM, Inc. provides a full range of investment advisory services to institutional and retail clients. DeAM, Inc. is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeAM, Inc. is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance.

A group of investment professionals is responsible for the day-to-day management of the portfolio.

In the following interview, Lead Portfolio Manager Darlene M. Rasel discusses the market environment and her team's approach to managing Scudder Treasury Money Portfolio during the 12-month period ended December 31, 2003.

Q: How did Treasury Money Fund Institutional perform over the annual period?

A: Over the 12 months ended December 31, 2003, Treasury Money Fund Institutional's seven-day annualized yield declined from 1.17% to 0.77%, primarily reflecting the ripple effect of the Federal Reserve Board's 50-basis-point (i.e., one-half of a percentage point) interest rate cut on November 6, 2002, and its 25-basis-point (i.e., one-quarter of a percentage point) interest rate cut on June 25, 2003. For the 12-month period ended December 31, 2003, the fund returned 0.91%, compared with the 0.70% average return of the iMoneyNet US Treasury and Repo Institutional Money Funds Average.1

1 Money Fund Report Averages, a service of iMoneyNet, Inc., are averages for categories of similar money market funds.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Performance includes reinvestment of all distributions. Returns during part or all of the periods shown reflect a fee and/or expense waiver. Without this waiver, returns would have been lower and rankings/ratings might have been less favorable. The yield quotation more closely reflects the current earnings of the fund than the total return quotation. Please visit our Web site at moneyfunds.deam-us.db.com for the product's most recent month-end performance.

Q: What were the major factors affecting money market activity during the year?

A: Federal Reserve Board policy and the US economy continued to have a major effect on the backdrop to money market activity.

As 2003 began, investors demonstrated enthusiasm for President Bush's new economic growth initiative. However, as concerns about the war with Iraq heightened and company managements reported a subdued outlook for first-quarter corporate earnings, volatility remained high in the financial markets. One result was a flight into short-term US Treasuries.

Economic and political conditions improved during the second quarter. Corporate earnings generally exceeded expectations. The government's tax cut was widely perceived to offer stimulus to the economy. The conclusion of active military operations in Iraq provided a welcome sigh of relief. On May 6, the Federal Reserve Board kept the targeted federal funds rate2 unchanged at 1.25% but indicated it would maintain its accommodative monetary policy, as it believed the probability of deflation exceeded that of inflation over the next few quarters. Thus, money market yields continued to fall.

2 The federal funds rate is the interest rate banks charge each other for overnight loans and is a closely watched indicator of US Federal Reserve Board monetary policy.

By the June 25 meeting of the Federal Reserve Board, the financial markets were anticipating a minimum of a 25-basis-point interest rate cut, with a likely probability of 50 basis points. The Federal Reserve Board's decision to lower the federal funds rate by only a quarter of a point to 1.00% was greeted with open disappointment. The broad fixed-income markets sold off dramatically, and money market yields rose significantly by July, especially at the longer end of the money market yield curve.

After peaking in late August to early September, money market yields declined somewhat by the end of September. However, as economic news continued to improve during the fourth quarter, the money market yield curve steepened again. Such positive economic news included rebounding industrial production, continued strength in the housing market, a slowly improving labor market and an uptick in capital spending. The Federal Reserve Board meeting in December proved uneventful, leading the market to speculate that the Federal Reserve Board would likely wait to see above-trend economic growth before actually reversing course. At the end of the year, most investors believed that there would be no official increase in interest rates until well into 2004.

Q: In light of recent market conditions, what has been the fund's strategy?

A: We were able to produce competitive yields in the fund for the annual period. During the first quarter, we maintained larger positions in longer-dated US Treasury bills. Then, during the second quarter, the fund benefited from the fact that we were not of the opinion that the Federal Reserve Board's next interest rate cut would be 50 basis points. In the run-up to the Federal Reserve Board's June meeting, we held off buying securities with longer-term maturities, focusing instead on purchases of overnight repurchase agreements. While this led to a temporary reduction in the weighted average maturity of the fund, the decision proved correct. After the Federal Reserve Board's action, rates moved higher, and we took advantage of the higher yields and steeper yield curve by adding duration through the purchase once again of longer-dated securities.

During the third quarter, there was an increase in the supply of short-term Treasury securities as the US government increased issuance to help pay for the growing national debt. As a result, short-term Treasury yields rose, moving closer to the federal funds rate of 1.00%. We were able to take advantage of these higher yields available by extending the weighted average maturity of the fund. Toward the end of the year, we pursued a "barbell strategy," whereby we bought very short-term repurchase agreements as well as longer-term Treasury securities. For most of the annual period, we kept the fund's weighted average maturity in the 30- to 65-day range.

Q: Do you anticipate any change in your management strategies?

A: We intend to maintain our conservative investment strategies. We will seek to provide high current income consistent with liquidity and capital preservation.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Financial Statements

Statement of Assets and Liabilities as of December 31, 2003
Assets
Investment in the Scudder Treasury Money Portfolio	$ 621,331,382
Other assets	4,805
Total assets	621,336,187
Liabilities
Dividends payable	16,790
Payable for Fund shares redeemed	1,353
Accrued administrator service fee	89,796
Other accrued expenses and payables	26,405
Total liabilities	134,344
Net assets, at value	$ 621,201,843
Net Assets
Net assets consist of: Undistributed net investment income	76,305
Paid-in capital	621,125,538
Net assets, at value	$ 621,201,843
Net Asset Value
Net assets applicable to shares outstanding	$ 621,201,843
Shares outstanding ($.001 par value per share, unlimited number of shares authorized)	621,118,815
Net Asset Value, offering and redemption price per share	$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the year ended December 31, 2003
Investment Income
Total investment income allocated from the Scudder Treasury Money Portfolio: Interest	$ 7,061,099
Dividends	177,838
Expenses(a)	(1,253,898)
Net investment income allocated from the Scudder Treasury Money Portfolio	5,985,039
Expenses: Administrator service fee	313,492
Auditing	17,997
Legal	14,529
Trustees' fees and expenses	7,632
Reports to shareholders	7,706
Registration fees	24,183
Other	8,617
Total expenses, before expense reductions	394,156
Expense reductions	(92,155)
Total expenses, after expense reductions	302,001
Net investment income	5,683,038
Net realized gain (loss) from investments	8,850
Net increase (decrease) in net assets resulting from operations	$ 5,691,888

a For the year ended December 31, 2003, the Advisor to the Scudder Treasury Money Portfolio waived fees, of which $84,976 was allocated to the Fund on a pro-rated basis.

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Years Ended December 31,
	2003	2002
Operations: Net investment income	$ 5,683,038	$ 7,758,000
Net realized gain (loss) on investment transactions	8,850	57,035
Net increase (decrease) in net assets resulting from operations	5,691,888	7,815,035
Distributions to shareholders from: Net investment income	(5,682,906)	(7,854,019)
Net realized gains	(1,537)	(97,137)
Fund share transactions: Proceeds from shares sold	3,513,711,826	3,364,642,718
Reinvestment of distributions	5,742,149	6,975,830
Cost of shares redeemed	(3,478,944,794)	(3,317,783,758)
Net increase (decrease) in net assets from Fund share transactions	40,509,181	53,834,790
Increase (decrease) in net assets	40,516,626	53,698,669
Net assets at beginning of period	580,685,217	526,986,548
Net assets at end of period (including undistributed net investment income of $76,305 and $68,860, respectively)	$ 621,201,843	$ 580,685,217
Other Information
Shares outstanding at beginning of period	580,608,282	526,773,488
Shares sold	3,513,711,826	3,364,642,717
Shares issued to shareholders in reinvestment of distributions	5,742,149	6,975,830
Shares redeemed	(3,478,943,442)	(3,317,783,753)
Net increase (decrease) in Fund shares	40,510,533	53,834,794
Shares outstanding at end of period	621,118,815	580,608,282

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Treasury Money Fund Institutional
Years Ended December 31,	2003	2002	2001	2000	1999
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income (loss) from investment operations:
Net investment income	.009	.015	.04	.06	.05
Net realized and unrealized gain (loss) on investment transactions[a]	-	-	-	-	-
Total from investment operations	.009	.015	.04	.06	.05
Less distributions from: Net investment income	(.009)	(.015)	(.04)	(.06)	(.05)
Net realized gain on investment transactions	-[a]	-[a]	-	-	-
Total distributions	(.009)	(.015)	(.04)	(.06)	(.05)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[b]	.91	1.55	3.85	6.12	4.84
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	621	581	527	1,089	1,968
Ratio of expenses before expense reductions (including expenses allocated from the Scudder Treasury Money Portfolio) (%)	.28	.27	.27	.27	.26
Ratio of expenses after expense reductions (including expenses allocated from the Scudder Treasury Money Portfolio) (%)	.25	.25	.25	.25	.25
Ratio of net investment income (%)	.90	1.51	3.95	5.91	4.72
[a] Amount is less than $.0005. [b] Total return would have been lower had certain expenses not been reduced.

Notes to Financial Statements

Note 1-Organization and Significant Accounting Policies

A. Organization

Treasury Money Fund Institutional (the "Fund"), a diversified series of Scudder Institutional Funds (formerly BT Institutional Funds) (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust. The Fund is one of several funds the Trust offers to investors.

The Fund seeks to achieve its investment objective by investing substantially all of its assets in the Scudder Treasury Money Portfolio (the "Portfolio"), an open-end management investment company registered under the 1940 Act. Details concerning the Portfolio's investment objective and policies and the risk factors associated with the Portfolio's investments are described in the Prospectus and Statement of Additional Information.

At December 31, 2003, the Fund owned approximately 74% of the Portfolio. The financial statements of the Portfolio, including the Investment Portfolio, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

B. Security Valuation

The Fund determines the valuation of its investment in the Portfolio by multiplying its proportionate ownership of the Portfolio by the total value of the Portfolio's net assets.

The Portfolio's policies for determining the value of its net assets are discussed in the Portfolio's Financial Statements, which accompany this report.

C. Federal Income Taxes

The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

D. Distributions of Income

The net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly.

Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax differences will reverse in a subsequent period. There were no significant book to tax differences for the Fund.

At December 31, 2003, the Fund's components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income*	$ 76,305

In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:

	Years ended December 31,
	2003	2002
Distributions from ordinary income*	$ 5,684,443	$ 7,951,156

* For tax purposes short-term capital gains distributions are considered ordinary income distributions.

E. Other

The Fund receives a daily allocation of the Portfolio's net investment income and net realized gains and losses in proportion to its investment in the Portfolio. Expenses directly attributed to a fund are charged to that fund, while expenses that are attributed to the Trust are allocated among the funds in the Trust based on their respective net assets.

Note 2-Fees and Transactions with Affiliates

Deutsche Asset Management, Inc. ("DeAM, Inc." or the "Advisor") is the Advisor for the Portfolio and Investment Company Capital Corp. ("ICCC" or the "Administrator") is the Administrator for the Fund, both an indirect, wholly owned subsidiary of Deutsche Bank AG. The Fund pays the Administrator an annual fee ("Administrator service fee") based on its average daily net assets which is calculated daily and paid monthly at the annual rate of 0.05%.

For the year ended December 31, 2003, the Advisor and Administrator contractually agreed to waive their fees and/or reimburse expenses of the Fund to the extent necessary to maintain the annualized expenses of the Fund at 0.25% of the average daily net assets, including expenses of the Portfolio.

Accordingly, for the year ended December 31, 2003, the Fund did not impose a portion of its Administrator Service Fee as follows:

	Total Aggregated	Amount Waived	Effective Rate
Treasury Money Fund Institutional	$ 313,492	$ 92,155.04%

Trustees' Fees and Expenses. As compensation for his or her services, each Independent Trustee receives an aggregate annual fee, plus a fee for each meeting attended (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at board and committee meetings) from each Fund in the Fund Complex for which he or she serves. In addition, the Chairman of the Fund Complex's Audit Committee receives an annual fee for his services. Payment of such fees and expenses is allocated among all such Funds described above in direct proportion to their relative net assets.

Note 3-Concentration of Ownership

From time to time the Fund may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At December 31, 2003, there were two shareholders who held approximately 33% of the outstanding shares of the Fund.

Report of Independent Auditors

To the Trustees of Scudder Institutional Funds (formerly BT Institutional Funds) and Shareholders of Treasury Money Fund Institutional:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Treasury Money Fund Institutional (hereafter referred to as the "Fund") at December 31, 2003, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

Boston, Massachusetts February 27, 2004	PricewaterhouseCoopers LLP

Tax Information

Please contact a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call 1-800-621-1048.

Trustees and Officers

The following individuals hold the same position with the Fund and the Scudder Treasury Money Portfolio.

Independent Trustees
Name, Date of Birth, Position with the Fund and Length of Time Served[1,2]	Business Experience and Directorships During the Past 5 Years	Number of Funds in the Fund Complex Overseen
Richard R. Burt 2/3/47 Trustee since 2002	Chairman, Diligence LLC (international information-collection and risk-management firm) (September 2002 to present); Chairman, IEP Advisors, Inc. (July 1998 to present); Chairman of the Board, Weirton Steel Corporation[3] (April 1996 to present); Member of the Board, Hollinger International, Inc.[3] (publishing) (September 1995 to present), HCL Technologies Limited (information technology) (April 1999 to present), UBS Mutual Funds (formerly known as Brinson and Mitchell Hutchins families of funds) (registered investment companies) (September 1995 to present); and Member, Textron Inc.[3] International Advisory Council (July 1996 to present). Formerly, Partner, McKinsey & Company (consulting) (1991-1994) and US Chief Negotiator in Strategic Arms Reduction Talks (START) with former Soviet Union and US Ambassador to the Federal Republic of Germany (1985-1991); Member of the Board, Homestake Mining[3] (mining and exploration) (1998-February 2001), Archer Daniels Midland Company[3] (agribusiness operations) (October 1996-June 2001) and Anchor Gaming (gaming software and equipment) (March 1999-December 2001).
		68
S. Leland Dill 3/28/30 Trustee since 1999 for the Fund and since 1990 for the Scudder Treasury Money Portfolio	Trustee, Phoenix Zweig Series Trust (since September 1989), Phoenix Euclid Market Neutral Funds (since May 1998) (registered investment companies); Retired (since 1986). Formerly, Partner, KPMG Peat Marwick (June 1956-June 1986); Director, Vintners International Company Inc. (wine vintner) (June 1989-May 1992); Coutts (USA) International (January 1992-March 2000), Coutts Trust Holdings Ltd., Coutts Group (private bank) (March 1991-March 1999); General Partner, Pemco (investment company) (June 1979-June 1986).	66
Martin J. Gruber 7/15/37 Trustee since 1999	Nomura Professor of Finance, Leonard N. Stern School of Business, New York University (since September 1964); Trustee, CREF (pension fund) (since January 2000); Director, Japan Equity Fund, Inc. (since January 1992), Thai Capital Fund, Inc. (since January 2000) and Singapore Fund, Inc. (since January 2000) (registered investment companies). Formerly, Trustee, TIAA (pension fund) (January 1996-January 2000).	66
Joseph R. Hardiman 5/27/37 Trustee since 2002	Private Equity Investor (January 1997 to present); Director, Corvis Corporation[3] (optical networking equipment) (July 2000 to present), Brown Investment Advisory & Trust Company (investment advisor) (February 2001 to present), The Nevis Fund (registered investment company) (July 1999 to present), and ISI Family of Funds (registered investment companies) (March 1998 to present). Formerly, Director, Circon Corp.[3] (medical instruments) (November 1998-January 1999); President and Chief Executive Officer, The National Association of Securities Dealers, Inc. and The NASDAQ Stock Market, Inc. (1987-1997); Chief Operating Officer of Alex. Brown & Sons Incorporated (now Deutsche Bank Securities Inc.) (1985-1987); General Partner, Alex. Brown & Sons Incorporated (now Deutsche Bank Securities Inc.) (1976-1985).
		66
Richard J. Herring 2/18/46 Trustee since 1990 for the Fund and since 1999 for the Scudder Treasury Money Portfolio	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Director, Lauder Institute of International Management Studies (since July 2000); Co-Director, Wharton Financial Institutions Center (since July 2000). Formerly, Vice Dean and Director, Wharton Undergraduate Division (July 1995-June 2000).	66
Graham E. Jones 1/31/33 Trustee since 2002	Senior Vice President, BGK Realty, Inc. (commercial real estate) (since 1995); Trustee, 8 open-end mutual funds managed by Weiss, Peck & Greer (since 1985) and Trustee of 18 open-end mutual funds managed by Sun Capital Advisers, Inc. (since 1998).	66
Rebecca W. Rimel 4/10/51 Trustee since 2002	President and Chief Executive Officer, The Pew Charitable Trusts (charitable foundation) (1994 to present); Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983 to present).	66
Philip Saunders, Jr. 10/11/35 Trustee since 1999 for the Fund and since 1990 for the Scudder Treasury Money Portfolio	Principal, Philip Saunders Associates (economic and financial consulting) (since November 1988). Formerly, Director, Financial Industry Consulting, Wolf & Company (consulting) (1987-1988); President, John Hancock Home Mortgage Corporation (1984-1986); Senior Vice President of Treasury and Financial Services, John Hancock Mutual Life Insurance Company, Inc. (1982-1986).	66
William N. Searcy 9/03/46 Trustee since 2002	Private investor (since October 2003); Trustee of 18 open-end mutual funds managed by Sun Capital Advisers, Inc. (since October 1998). Formerly, Pension & Savings Trust Officer, Sprint Corporation[3] (telecommunications) (November 1989 to October 2003).	66
Robert H. Wadsworth 1/29/40 Trustee since 2002	President, Robert H. Wadsworth Associates, Inc. (consulting firm) (May 1983 to present). Formerly, President and Trustee, Trust for Investment Managers (registered investment company) (April 1999-June 2002); President, Investment Company Administration, L.L.C. (January 1992*-July 2001); President, Treasurer and Director, First Fund Distributors, Inc. (June 1990-January 2002); Vice President, Professionally Managed Portfolios (May 1991-January 2002) and Advisors Series Trust (October 1996-January 2002) (registered investment companies).
* Inception date of the corporation which was the predecessor to the L.L.C.
		69

Interested Trustee
Name, Date of Birth, Position with the Fund and Length of Time Served[1,2]	Business Experience and Directorships During the Past 5 Years	Number of Funds in the Fund Complex Overseen
Richard T. Hale[4] 7/17/45 Chairman since 2002 and Trustee since 1999	Managing Director, Deutsche Investment Management Americas Inc. (2003-present); Managing Director, Deutsche Bank Securities Inc. (formerly Deutsche Banc Alex. Brown Inc.) and Deutsche Asset Management (1999 to present); Director and President, Investment Company Capital Corp. (registered investment advisor) (1996 to present); Director, Deutsche Global Funds, Ltd. (2000 to present), CABEI Fund (2000 to present), North American Income Fund (2000 to present) (registered investment companies); Director, Scudder Global Opportunities Fund (since 2003); Director/Officer Deutsche/Scudder Mutual Funds (various dates); President, Montgomery Street Income Securities, Inc. (2002 to present) (registered investment companies); Vice President, Deutsche Asset Management, Inc. (2000 to present). Formerly, Director, ISI Family of Funds (registered investment companies; 4 funds overseen) (1992-1999).
201

Officers
Name, Date of Birth, Position with the Fund and Length of Time Served[1,2]	Business Experience and Directorships During the Past 5 Years
Richard T. Hale[4] 7/17/45 Chief Executive Officer since 2003	See information presented under Interested Trustee.
Brenda Lyons[5] 2/21/63 President since 2003	Managing Director, Deutsche Asset Management.
Kenneth Murphy[5] 10/13/63 Vice President and Anti-Money Laundering Compliance Officer since 2002	Vice President, Deutsche Asset Management (September 2000-present). Formerly, Director, John Hancock Signature Services (1992-2000).
Bruce A. Rosenblum 9/14/60 Vice President since 2003 Assistant Secretary since 2002	Director, Deutsche Asset Management.
Charles A. Rizzo[5] 8/5/57 Treasurer and Chief Financial Officer since 2002	Director, Deutsche Asset Management (April 2000 to present); Formerly, Vice President and Department Head, BT Alex. Brown Incorporated (now Deutsche Bank Securities Inc.) (1998-1999); Senior Manager, Coopers & Lybrand L.L.P. (now PricewaterhouseCoopers LLP) (1993-1998).

Salvatore Schiavone[5] 11/03/65 Assistant Treasurer since 2003	Director, Deutsche Asset Management.
Lucinda H. Stebbins[5] 11/19/45 Assistant Treasurer since 2003	Director, Deutsche Asset Management.
Kathleen Sullivan D'Eramo[5] 1/25/57 Assistant Treasurer since 2003	Director, Deutsche Asset Management.
John Millette[5] 8/23/62 Secretary since 2003	Director, Deutsche Asset Management.
Daniel O. Hirsch 3/27/54 Assistant Secretary since 2003	Managing Director, Deutsche Asset Management (2002-present) and Director, Deutsche Global Funds Ltd. (2002-present). Formerly, Director, Deutsche Asset Management (1999-2002); Principal, BT Alex. Brown Incorporated (now Deutsche Bank Securities Inc.) (1998-1999); Assistant General Counsel, United States Securities and Exchange Commission (1993-1998).

Caroline Pearson[5] 4/01/62 Assistant Secretary since 2002	Managing Director, Deutsche Asset Management.

1 Unless otherwise indicated, the mailing address of each Trustee and Officer with respect to fund operations is One South Street, Baltimore, MD 21202.
2 Length of time served represents the date that each Trustee or Officer first began serving in that position with Scudder Institutional Funds of which this fund is a series and Scudder Treasury Money Portfolio.
3 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.
4 Mr. Hale is a Trustee who is an "interested person" within the meaning of Section 2(a)(19) of the 1940 Act. Mr. Hale is Vice President of Deutsche Asset Management, Inc. and a Managing Director of Deutsche Asset Management, the US asset management unit of Deutsche Bank AG and its affiliates.
5 Address: Two International Place, Boston, Massachusetts.

The fund's Statement of Additional Information includes additional information about the fund's Trustees. To receive your free copy of the Statement of Additional Information, call toll-free: 1-800-621-1048.

Investment Portfolio as of December 31, 2003

Scudder Treasury Money Portfolio

	Principal Amount ($)	Value ($)

US Government Backed 35.2%
US Treasury Bills: 0.91%*, 1/15/2004	35,000,000	34,988,435
0.99%*, 3/11/2004	40,000,000	39,922,611
0.99%*, 3/18/2004	25,000,000	24,947,063
1.01%*, 2/5/2004	43,000,000	42,957,567
1.01%*, 4/29/2004	15,000,000	14,949,673
US Treasury Notes: 2.13%, 8/31/2004	72,500,000	72,921,173
3.0%, 1/31/2004	75,000,000	75,121,990
Total US Government Backed (Cost $305,808,512)		305,808,512

Money Market Funds 8.0%
AIM Treasury Portfolio, 0.92%**	35,000,000	35,000,000
Dreyfus Treasury Cash Management, 0.72%**	35,000,000	35,000,000
Total Money Market Funds (Cost $70,000,000)		70,000,000

Time Deposits 3.9%
State Street Euro Dollar Time Deposit, 0.89%, 1/2/2004 (Cost $34,303,000)	34,303,000	34,303,000

Repurchase Agreements 52.9%
Credit Suisse First Boston Corp., 0.9%, dated 12/31/2003, to be repurchased at $10,005,000 on 1/2/2004 (b)	100,000,000	100,000,000
Goldman Sachs & Co., 0.87%, dated 12/31/2003, to be repurchased at $100,004,833 on 1/2/2004 (c)	100,000,000	100,000,000
Merrill Lynch Government Securities, 1.04%, dated 12/15/2003, to be repurchased at $30,055,467 on 2/17/2004 (d)	30,000,000	30,000,000
UBS AG, 0.95%, dated 12/31/2003, to be repurchased at $100,005,278 on 1/2/2004 (e)	100,000,000	100,000,000
UBS AG, 1.04%, dated 12/08/2003, to be repurchased at $30,078,867 on 3/8/2004 (f)	30,000,000	30,000,000
Westdeutsche Landesbank Girozentrale, 0.93%, dated 12/31/2003, to be repurchased at $100,005,167 on 1/2/2004 (g)	100,000,000	100,000,000
Total Repurchase Agreements (Cost $460,000,000)		460,000,000
Total Investment Portfolio - 100.0% (Cost $870,111,512) (a)		870,111,512

* Annualized yield at the time of purchase; not a coupon rate.
** Rate shown is the annualized seven-day yield at period end.
(a) The cost for federal income tax purposes was $870,111,512.
(b) Collateralized by $198,020,000 of US Treasury STRIPS, maturing on 2/15/2017, with a value of $102,000,102.
(c) Collateralized by $184,127,933 of GNMA securities, 6.0%, maturing on various dates from 7/15/2029 until 12/20/2033, with a value of $102,000,000.
(d) Collateralized by $146,849,166 of GNMA securities, 5.0%-15.0%, maturing on various dates from 4/15/2004 until 10/15/2033, with a value of $30,604,919.
(e) Collateralized by $177,224,803 of GNMA securities, 4.5%-9.5%, maturing on various dates from 6/15/2020 until 11/15/2033, with a value of $102,003,929.
(f) Collateralized by $43,415,000 of GNMA securities, 4.0%-6.0%, maturing on various dates from 8/20/2032 until 8/15/2033, with a value of $30,604,731.
(g) Collateralized by $501,962,332 of GNMA securities, 4.0%-7.5%, maturing on various dates from 11/20/2023 until 8/20/2032, with a value of $100,000,926 and $1,570,000 of US Treasury Bonds, 7.125%, maturing on 2/15/2023, with a value of $2,000,034.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of December 31, 2003
Assets
Investments: Investments in securities, at amortized cost	$ 410,111,512
Repurchase agreements, at amortized cost	460,000,000
Total investments in securities, at amortized cost	870,111,512
Cash	126
Interest receivable	1,510,313
Total assets	871,621,951
Liabilities
Payable for investments purchased	34,988,435
Accrued advisory fee	65,584
Accrued administrator service fee	31,260
Other accrued expenses and payables	46,177
Total liabilities	35,131,456
Net assets, at value	$ 836,490,495

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the year ended ended December 31, 2003
Investment Income
Income: Interest	$ 9,396,400
Dividends	236,654
Total Income	9,633,054
Expenses: Advisory fee	1,253,192
Administrator service fee	417,685
Auditing	40,722
Legal	16,725
Trustees' fees and expenses	25,996
Other	30,199
Total expenses, before expense reductions	1,784,519
Expense reductions	(113,596)
Total expenses, after expense reductions	1,670,923
Net investment income	7,962,131
Net realized gain (loss) from investment transactions	10,790
Net increase (decrease) in net assets resulting from operations	$ 7,972,921

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Years Ended December 31,
	2003	2002
Operations: Net investment income	$ 7,962,131	$ 11,973,811
Net realized gain (loss) on investment transactions	10,790	84,719
Net increase (decrease) in net assets resulting from operations	7,972,921	12,058,530
Capital transaction in shares of beneficial interest: Proceeds from capital invested	4,114,135,295	106,601,261
Value of capital withdrawn	(4,080,714,147)	(134,822,852)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	33,421,148	(28,221,591)
Increase (decrease) in net assets	41,394,069	(16,163,061)
Net assets at beginning of period	795,096,426	811,259,487
Net assets at end of period	$ 836,490,495	$ 795,096,426

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Years Ended December 31,	2003	2002	2001	2000	1999
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	836	795	811	1,431	2,529
Ratio of expenses before expense reductions (%)	.21	.21	.21	.21	.20
Ratio of expenses after expense reductions (%)	.20	.20	.20	.20	.20
Ratio of net investment income (%)	.95	1.56	3.94	5.95	4.76
Total Investment Return (%)[a,b]	.96	1.60	-	-	-
[a] Total investment return would have been lower had certain expenses not been reduced.
[b] Total investment return for the Portfolio was derived from the performance of Treasury Money Fund Institutional.

Notes to Financial Statements

Note 1-Organization and Significant Accounting Policies

A. Organization

The Scudder Treasury Money Portfolio (formerly Treasury Money Portfolio) (the "Portfolio") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company organized as a New York business trust.

The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

B. Security Valuation

The Portfolio's securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

Investments in open-end investment companies are valued at their net asset value each business day.

C. Repurchase Agreements

The Portfolio may enter into repurchase agreements with certain banks and broker/dealers whereby the Portfolio, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Portfolio has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Portfolio's claims on the collateral may be subject to legal proceedings.

D. Other

Investment transactions are accounted on the trade date. Interest income is recorded on the accrual basis. Distributions of income and capital gains from investment companies are recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

The Portfolio makes a daily allocation of its net investment income and realized gains and losses from securities transactions to its investors in proportion to their investment in the Portfolio.

E. Federal Income Taxes

The Portfolio is considered a partnership under the Internal Revenue Code. Therefore, no federal income tax provision is necessary.

Note 2-Fees and Transactions with Affiliates

Deutsche Asset Management, Inc. ("DeAM, Inc." or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Portfolio's Advisor. Under the Advisory Agreement, the Portfolio pays the Advisor an annual fee based on its average daily net assets which is calculated daily and paid monthly at the annual rate of 0.15%.

Investment Company Capital Corp. ("ICCC" or the "Administrator"), also an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Portfolio's Administrator. The Portfolio pays the Administrator an annual fee ("Administrator service fee") based on its average daily net assets which is calculated daily and paid monthly at an annual rate of 0.05%.

For the year ended December 31, 2003, the Advisor and Administrator maintained the annualized expenses at not more than 0.20% of the Portfolio's average daily net assets. The amount of the waiver and whether the Advisor and Administrator waive their fees may vary at any time without notice to the shareholders.

For the year ended December 31, 2003 the Portfolio did not impose $113,596 of its Advisory fee. Therefore, for the year ended December 31, 2003, the Advisory fee was equivalent to an annualized effective rate of 0.14% of the Portfolio's average daily net assets.

Effective April 11, 2003, State Street Bank and Trust Company ("State Street") is the Portfolio's custodian. Prior to April 11, 2003, Deutsche Bank Trust Company Americas, an affiliate of the Advisor and Administrator, served as custodian for the Portfolio.

Trustees' Fees and Expenses. As compensation for his or her services, each Independent Trustee receives an aggregate annual fee, plus a fee for each meeting attended (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at board and committee meetings) from each Fund in the Fund Complex for which he or she serves. In addition, the Chairman of the Fund Complex's Audit Committee receives an annual fee for his services. Payment of such fees and expenses is allocated among all such Funds described above in direct proportion to their relative net assets.

Note 3-Line of Credit

Prior to April 11, 2003, the Portfolio and several other affiliated funds (the "Participants") shared in a $200 million revolving credit facility with a syndicate of banks for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants were charged an annual commitment fee which was allocated, pro rata based upon net assets, among each of the Participants. Interest was calculated at the Federal Funds Rate plus 0.625 percent.

Effective April 11, 2003, the Portfolio entered into a new revolving credit facility administered by J.P. Morgan Chase Bank that provides $1.25 billion of credit coverage. The new revolving credit facility covers the funds and portfolios advised or administered by DeAM, Inc. or its affiliates. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Portfolio may borrow up to a maximum of 5 percent of its net assets under the agreement.

Report of Independent Auditors

To the Trustees and Holders of Beneficial Interest of Scudder Treasury Money Portfolio (formerly Treasury Money Portfolio):

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights presents fairly, in all material respects, the financial position of Scudder Treasury Money Portfolio (formerly Treasury Money Portfolio) (hereafter referred to as the "Portfolio") at December 31, 2003, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

Boston, Massachusetts February 27, 2004	PricewaterhouseCoopers LLP

Account Management Resources

Automated Information Lines	Institutional Investor Services (800) 730-1313 Personalized account information, information on other Scudder funds and services via touchtone telephone and the ability to exchange or redeem shares.
Web Site

moneyfunds.deam-us.db.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about the funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 730-1313, option 1 To speak with a fund service representative.
Written Correspondence	Deutsche Asset Management PO Box 219210 Kansas City, MO 64121-9210
Proxy Voting	A description of the fund's policies and procedures for voting proxies for portfolio securities can be found on our Web site - scudder.com (type "proxy voting" in the search field) - or on the SEC's Web site - www.sec.gov. To obtain a written copy without charge, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606 (800) 621-1148
Nasdaq Symbol	BTRXX
CUSIP Number	811162 304
Fund Number	542

ITEM 2.         CODE OF ETHICS.

As of the end of the period, December 31, 2003, Scudder Institutional Funds has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

The Fund's Board of Directors/Trustees has determined that the Fund has at least one "audit committee financial expert" serving on its audit committee: Mr. S.
Leland Dill. This audit committee member is "independent," meaning that he is not an "interested person" of the Fund (as that term is defined in Section
2(a)(19) of the Investment Company Act of 1940) and he does not accept any consulting, advisory, or other compensatory fee from the Fund (except in the capacity as a Board or committee member).

An "audit committee financial expert" is not an "expert" for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an "audit committee financial expert." Further, the designation of a person as an "audit committee financial expert" does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the "audit committee financial expert"
designation. Similarly, the designation of a person as an "audit committee financial expert" does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                       TREASURY MONEY FUND - INSTITUTIONAL
                      FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that PricewaterhouseCoopers, LLP
("PWC"), the Fund's auditor, billed to the Fund during the Fund's last two fiscal years. For engagements with PWC entered into on or after May 6, 2003, the
Audit Committee approved in advance all audit services and non-audit services that PWC provided to the Fund.

The Audit Committee has delegated certain pre-approval responsibilities to its
Chairman (or, in his absence, any other member of the Audit Committee).

               Services that the Fund's Auditor Billed to the Fund

--------------------------------------------------------------------------------
Fiscal Year        Audit                                              All Other
   Ended       Fees Billed       Audit-Related          Tax Fees     Fees Billed
December 31        to Fund      Fees Billed to Fund   Billed toFund    to Fund
--------------------------------------------------------------------------------
2003            $13,300                $1,237            $3,100        $0
--------------------------------------------------------------------------------
2002             $9,000                  $0              $2,900        $0
--------------------------------------------------------------------------------

The above "Tax Fees" were billed for professional services rendered for tax compliance.

           Services that the Fund's Auditor Billed to the Adviser and
                        Affiliated Fund Service Providers

The following table shows the amount of fees billed by PWC to Deutsche
Investment Management Americas, Inc. ("DeIM" or the "Adviser"), and any entity controlling, controlled by or under common control with DeIM ("Control
Affiliate") that provides ongoing services to the Fund ("Affiliated Fund Service
Provider"), for engagements directly related to the Fund's operations and financial reporting, during the Fund's last two fiscal years.

--------------------------------------------------------------------------------
                  Audit-Related          Tax Fees                 All
                  Fees Billed to        Billed to          Other Fees Billed
 Fiscal Year     Adviser and            Adviser and         to Adviser and
   Ended         Affiliated Fund       Affiliated Fund      Affiliated Fund
 December 31     Service Provider      Service Providers    Service Providers
--------------------------------------------------------------------------------
2003              $538,457                 $0                    $0
--------------------------------------------------------------------------------
2002              $399,300               $69,500              $92,400
--------------------------------------------------------------------------------

The "Audit-Related Fees" were billed for services in connection with the assessment of internal controls, agreed-upon procedures and additional related procedures.

                               Non-Audit Services

The following table shows the amount of fees that PWC billed during the Fund's last two fiscal years for non-audit services. For engagements entered into on or after May 6, 2003, the Audit Committee pre-approved all non-audit services that
PWC provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund's operations and financial reporting. The Audit
Committee requested and received information from PWC about any non-audit services that PWC rendered during the Fund's last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PWC's independence.

--------------------------------------------------------------------------------
                         Total Non-Audit Fees
                        billed to Adviser and
                           Affiliated Fund
                          Service Providers     Total Non-Audit Fees
                Total    (engagements related   billed to Adviser
              Non-Audit    directly to the     and Affiliated Fund
                Fees       operations and       Service Providers
Fiscal Year    Billed     financial reporting     (all other          Total of
   Ended       to Fund      of the Fund)           engagements)        (A), (B)
December 31      (A)            (B)                   (C)               and (C)
--------------------------------------------------------------------------------
2003         $3,100             $0                 $3,967,000        $3,970,100
--------------------------------------------------------------------------------
2002         $2,900          $161,900              $17,092,950       $17,257,750
--------------------------------------------------------------------------------

All other engagement fees were billed for services in connection with risk management, tax services and process improvement/integration initiatives for
DeIM and other related entities that provide support for the operations of the fund.

                            TREASURY MONEY PORTFOLIO
                      FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that PricewaterhouseCoopers, LLP
("PWC"), the Fund's auditor, billed to the Fund during the Fund's last two fiscal years. For engagements with PWC entered into on or after May 6, 2003, the
Audit Committee approved in advance all audit services and non-audit services that PWC provided to the Fund.

The Audit Committee has delegated certain pre-approval responsibilities to its
Chairman (or, in his absence, any other member of the Audit Committee).

               Services that the Fund's Auditor Billed to the Fund

--------------------------------------------------------------------------------
Fiscal Year        Audit                                              All Other
   Ended       Fees Billed       Audit-Related          Tax Fees     Fees Billed
December 31        to Fund      Fees Billed to Fund   Billed toFund    to Fund
--------------------------------------------------------------------------------
2003           $36,500                $1,237                $3,700     $0
--------------------------------------------------------------------------------
2002           $20,000                  $0                  $3,600     $0
--------------------------------------------------------------------------------

The above "Tax Fees" were billed for professional services rendered for tax compliance.

           Services that the Fund's Auditor Billed to the Adviser and
                        Affiliated Fund Service Providers

The following table shows the amount of fees billed by PWC to Deutsche
Investment Management Americas, Inc. ("DeIM" or the "Adviser"), and any entity controlling, controlled by or under common control with DeIM ("Control
Affiliate") that provides ongoing services to the Fund ("Affiliated Fund Service
Provider"), for engagements directly related to the Fund's operations and financial reporting, during the Fund's last two fiscal years.

--------------------------------------------------------------------------------
                  Audit-Related          Tax Fees                 All
                  Fees Billed to        Billed to          Other Fees Billed
 Fiscal Year     Adviser and            Adviser and         to Adviser and
   Ended         Affiliated Fund       Affiliated Fund      Affiliated Fund
 December 31     Service Provider      Service Providers    Service Providers
--------------------------------------------------------------------------------
2003              $538,457                 $0                    $0
--------------------------------------------------------------------------------
2002              $399,300               $69,500              $92,400
--------------------------------------------------------------------------------

The "Audit-Related Fees" were billed for services in connection with the assessment of internal controls, agreed-upon procedures and additional related procedures.

                               Non-Audit Services

The following table shows the amount of fees that PWC billed during the Fund's last two fiscal years for non-audit services. For engagements entered into on or after May 6, 2003, the Audit Committee pre-approved all non-audit services that
PWC provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund's operations and financial reporting. The Audit
Committee requested and received information from PWC about any non-audit services that PWC rendered during the Fund's last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PWC's independence.

--------------------------------------------------------------------------------
                         Total Non-Audit Fees
                        billed to Adviser and
                           Affiliated Fund
                          Service Providers     Total Non-Audit Fees
                Total    (engagements related   billed to Adviser
              Non-Audit    directly to the     and Affiliated Fund
                Fees       operations and       Service Providers
Fiscal Year    Billed     financial reporting     (all other          Total of
   Ended       to Fund      of the Fund)           engagements)        (A), (B)
December 31      (A)            (B)                   (C)               and (C)
--------------------------------------------------------------------------------
2003           $3,700           $0                 $3,967,000       $3,970,700
--------------------------------------------------------------------------------
2002           $3,600        $161,900              $17,092,950      $17,258,450
--------------------------------------------------------------------------------

All other engagement fees were billed for services in connection with risk management, tax services and process improvement/integration initiatives for
DeIM and other related entities that provide support for the operations of the fund.

ITEM 5.         [RESERVED]

ITEM 6.         [RESERVED]

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

ITEM 8.         [RESERVED]

ITEM 9.         CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the Registrant's
Disclosure Controls and Procedures are effective based on the evaluation of the
Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) During the filing period of the report, management identified issues relating to the overall fund expense payment and accrual process. Management discussed these matters with the Registrant's Audit Committee and auditors, instituted additional procedures to enhance its internal controls and will continue to develop additional controls and redesign work flow to strengthen the overall control environment associated with the processing and recording of fund expenses.

ITEM 10.        EXHIBITS.

(a)(1)   Code of Ethics  pursuant to Item 2 of Form N-CSR is filed and  attached hereto as EX-99.CODE ETH.

(a)(2)   Certification  pursuant to Rule 30a-2(a) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(a))  is filed  and  attached  hereto  as
         Exhibit 99.CERT.

(b)      Certification  pursuant to Rule 30a-2(b) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(b))  is furnished and attached hereto as
         Exhibit 99.906CERT.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Deutsche Treasury Money Fund Institutional

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               February 27, 2004
                                    ---------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Deutsche Treasury Money Fund Institutional

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               February 27, 2004
                                    ---------------------------

By:                                 /s/Charles A. Rizzo
                                    ---------------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               February 27, 2004
                                    ---------------------------